Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity (Deficit)
Stockholders' Equity (Deficit)

20.Stockholders’ Equity (Deficit)

(a)Common stock

In the second quarter of 2014, the Company amended its articles of incorporation to increase the authorized shares of common stock from 250,000,000 shares to 1,000,000,000 shares. The following table summarizes the Company’s issuance of common stock in 2016:

		Date of securities
Purchasers	Securities sold	issued	Consideration
Central Able	2,500,000	January 13, 2016	$5,000, or $2 per Share
Jeffrey William Olyniec	100,000	February 22, 2016	$49, or $0.49 per Share

(b)Non-controlling Interest

In 2016, loss from operations of $220,696 was attributable to the stockholders of the Company and loss from operations of $272 was attributable to non-controlling interest, respectively. In 2015, loss from operations of $184,798 and $282 was attributable to the stockholders of the Company and non-controlling interest, respectively. In 2014, loss from operations of $5,196 and nil was attributable to the stockholders of the Company and non-controlling interest, respectively.

(c)Statutory reserve

Relevant PRC statutory laws and regulation permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.

Under the Law of the PRC on Enterprises with Wholly Owned Foreign Investment, the Company’s subsidiaries in the PRC are required to allocate at least 10% of their after tax profits, after making good of accumulated losses as reported in their PRC statutory financial statements, to the general reserve fund and have the right to discontinue allocations to the general reserve fund if the balance of such reserve has reached 50% of their registered capital. These statutory reserves are not available for distribution to the shareholders (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividend.

For the years ended December 31, 2016, 2015 and 2014, $19, $135 and $920 were appropriated from retained earnings and set aside for the statutory reserve by the Company’s subsidiaries in the PRC.